UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Core Alternative ETF
CCOR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.corealtfunds.com/fund. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$133	1.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended April 30, 2025, the Fund  posted strong performance of 5.73%, in line with expectations. The Fund  delivered on its mandate serving as a diversifier during times of stress through the disciplined risk management approach.
WHAT FACTORS INFLUENCED PERFORMANCE
The equity market environment in 2024 was characterized by notably narrow market leadership—a continuation of the concentration dynamics observed in the preceding year and to a degree not experienced since the late 1990s. The Fund employs a strategic approach centered on a concentrated, equal-weight-tilted long equity portfolio, composed primarily of large-cap stocks with a slight value tilt. With an absolute return objective focused on minimizing downside risk and generating positive returns during equity market declines, The Fund purchases near-the-money put options on the S&P 500 Index (value weight). The basis risk between the Fund’s equity holdings and the index-based put options is a deliberate and foundational element of the overall approach, designed to enhance asymmetry in return potential during periods of market stress.
POSITIONING
While the Fund experienced challenges in the late half of 2024 during the narrow leadership and losses on put premiums, the Fund rebounded in the first four months of 2025 with the convexity in the option positioning driving returns. Market draw-downs then afford the portfolio management team to seek opportunities in equities at steep discounts with the cash raised from options trading. Returns were positive during both the draw-down and the partial recovery in the S&P 500 year-to-date, highlighting the potential of the Fund’s differentiated strategy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Core Alternative ETF	PAGE 1	TSR-AR-53656F847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2017)
Core Alternative ETF NAV	5.73	0.28	2.45
S&P 500 TR	12.10	15.61	13.10
Visit https://www.corealtfunds.com/fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,235,441
Number of Holdings	49
Net Advisory Fee	$1,204,220
Portfolio Turnover	12%
30-Day SEC Yield	1.18%
Visit https://www.corealtfunds.com/fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	3.4%
Morgan Stanley	3.4%
Air Products & Chemicals, Inc.	3.1%
Waste Management, Inc.	3.1%
Alphabet, Inc.	3.0%
Walmart, Inc.	3.0%
CME Group, Inc.	2.9%
Paychex, Inc.	2.9%
Southern Co.	2.8%
Fiserv, Inc.	2.8%

Top Sectors	(%)
Technology	20.9%
Financial	16.9%
Consumer, Non-cyclical	16.5%
Communications	9.7%
Consumer, Cyclical	9.4%
Industrial	9.1%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.9%
Cash & Other	2.5%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Kyler Kring, CFA was hired as a Portfolio Analyst in October 2024. He assists with equity research for the fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.corealtfunds.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Core Alternative ETF	PAGE 2	TSR-AR-53656F847

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,100	$14,750
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$3,425	$3,250
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2025	FYE 4/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CORE ALTERNATIVE ETF (CCOR)
Core Financial Statements and Other Information
April 30, 2025

Core Alternative ETF
Schedule of Investments
April 30, 2025

	Shares	Value
COMMON STOCKS - 95.1%
Basic Materials - 4.9%
Air Products & Chemicals, Inc.	6,818	$1,848,292
Mosaic Co.	37,215	1,131,336
		2,979,628
Communications - 9.7%
Alphabet, Inc. - Class A	11,546	1,833,505
Amazon.com, Inc.(a)	6,790	1,252,212
FactSet Research Systems, Inc.	2,927	1,265,108
Meta Platforms, Inc. - Class A	2,713	1,489,437
		5,840,262
Consumer, Cyclical - 9.4%
Genuine Parts Co.	9,913	1,165,273
Home Depot, Inc.	2,948	1,062,725
McDonald’s Corp.	5,051	1,614,552
Walmart, Inc.	18,649	1,813,615
		5,656,165
Consumer, Non-cyclical - 16.5%
Amgen, Inc.	4,654	1,353,942
Diageo PLC - ADR	7,143	800,159
Eli Lilly & Co.	1,522	1,368,202
Johnson & Johnson	10,140	1,584,983
Merck & Co., Inc.	11,609	989,087
PepsiCo, Inc.	8,237	1,116,772
Procter & Gamble Co.	8,990	1,461,504
UnitedHealth Group, Inc.	3,091	1,271,761
		9,946,410
Energy - 5.0%
Chevron Corp.	11,215	1,525,913
Exxon Mobil Corp.	14,070	1,486,214
		3,012,127
Financial - 14.5%
Aflac, Inc.	15,133	1,644,654
Chubb Ltd.	5,783	1,654,401
CME Group, Inc.	6,371	1,765,277
JPMorgan Chase & Co.	6,600	1,614,492
Morgan Stanley	17,650	2,037,163
		8,715,987
Industrial - 9.1%
Emerson Electric Co.	13,879	1,458,822
Lockheed Martin Corp.	3,042	1,453,316
Norfolk Southern Corp.	3,287	736,452
Waste Management, Inc.	7,887	1,840,510
		5,489,100

The accompanying notes are an integral part of these financial statements.

1

Core Alternative ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - 20.9%
Accenture PLC - Class A	3,830	$1,145,744
Adobe, Inc.(a)	2,619	982,073
Advanced Micro Devices, Inc.(a)	10,118	984,987
Apple, Inc.	5,617	1,193,613
Broadridge Financial Solutions, Inc.	6,940	1,682,256
Fiserv, Inc.(a)	9,139	1,686,785
Microsoft Corp.	5,157	2,038,356
NXP Semiconductors NV	5,965	1,099,409
Paychex, Inc.	11,870	1,746,314
		12,559,537
Utilities - 5.1%
NextEra Energy, Inc.	19,932	1,333,052
Southern Co.	18,673	1,715,862
		3,048,914
TOTAL COMMON STOCKS (Cost $53,030,201)		57,248,130
REAL ESTATE INVESTMENT TRUSTS - 2.4%
Financial - 2.4%
Realty Income Corp.	25,405	1,469,933
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,410,530)		1,469,933

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(a)(b)(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration: 05/01/2025; Exercise Price: $5,480.00	$13,922,650	25	13,000
Expiration: 05/01/2025; Exercise Price: $5,460.00	13,922,650	25	8,750
Expiration: 05/02/2025; Exercise Price: $5,500.00	11,138,120	20	40,400
Expiration: 05/02/2025; Exercise Price: $5,460.00	8,353,590	15	18,105
Expiration: 05/02/2025; Exercise Price: $5,435.00	8,353,590	15	13,650
Expiration: 05/02/2025; Exercise Price: $5,320.00	13,922,650	25	4,438
Expiration: 05/02/2025; Exercise Price: $5,355.00	5,569,060	10	2,975
TOTAL PURCHASED OPTIONS (Cost $561,907)			101,318

The accompanying notes are an integral part of these financial statements.

2

Core Alternative ETF
Schedule of Investments
April 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.25%(d)	1,327,036	$1,327,036
TOTAL SHORT-TERM INVESTMENTS (Cost $1,327,036)		1,327,036
TOTAL INVESTMENTS - 99.9% (Cost $56,329,674)		$60,146,417
Other Assets in Excess of Liabilities - 0.1%		89,024
TOTAL NET ASSETS - 100.0%		$60,235,441

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 57,248,130	$—	$—	$ 57,248,130
Real Estate Investment Trusts	1,469,933	—	—	1,469,933
Purchased Options	—	101,318	—	101,318
Money Market Funds	1,327,036	—	—	1,327,036
Total Investments	$ 60,045,099	$101,318	$—	$ 60,146,417

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Core Alternative ETF
Statement of Assets and Liabilities
April 30, 2025

ASSETS:
Investments, at value	$60,146,417
Deposit at broker for option contracts	127,875
Receivable for investments sold	111,440
Dividends receivable	41,462
Interest receivable	6,552
Dividend tax reclaims receivable	1,442
Total assets	60,435,188
LIABILITIES:
Payable for investments purchased	146,205
Payable to adviser	53,542
Total liabilities	199,747
NET ASSETS	$60,235,441
Net Assets Consists of:
Paid-in capital	$221,816,098
Total accumulated losses	(161,580,657)
Total net assets	$60,235,441
Net assets	$60,235,441
Shares issued and outstanding(a)	2,190,002
Net asset value per share	$27.50
Cost:
Investments, at cost	$56,329,674

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Core Alternative ETF
Statement of Operations
For the Year Ended April 30, 2025

INVESTMENT INCOME:
Dividend income	$2,450,823
Less: Dividend withholding taxes	(5,617)
Less: Issuance fees	(463)
Interest income	94,353
Total investment income	2,539,096
EXPENSES:
Investment advisory fee	1,204,220
Interest expense	276,640
Total expenses	1,480,860
NET INVESTMENT INCOME	1,058,236
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,491,473
Written option contracts expired or closed	(1,127,647)
Net realized gain	10,363,826
Net change in unrealized appreciation (depreciation) on:
Investments	(8,397,986)
Written option contracts	—
Net change in unrealized appreciation (depreciation)	(8,397,986)
Net realized and unrealized gain (loss)	1,965,840
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,024,076

The accompanying notes are an integral part of these financial statements.

5

Core Alternative ETF
Statements of Changes in Net Assets

	Year Ended April 30,
	2025	2024
OPERATIONS:
Net investment income	$1,058,236	$3,700,252
Net realized gain (loss)	10,363,826	(24,745,045)
Net change in unrealized appreciation (depreciation)	(8,397,986)	(13,971,382)
Net increase (decrease) in net assets from operations	3,024,076	(35,016,175)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,062,525)	(3,695,963)
From return of capital	(56,734)	—
Total distributions to shareholders	(1,119,259)	(3,695,963)
CAPITAL TRANSACTIONS:
Creations	9,253,261	34,417,047
Redemptions	(121,762,088)	(319,209,372)
Net increase (decrease) in net assets from capital transactions	(112,508,827)	(284,792,325)
Net increase (decrease) in net assets	(110,604,010)	(323,504,463)
NET ASSETS:
Beginning of the year	170,839,451	494,343,914
End of the year	$60,235,441	$170,839,451
SHARES TRANSACTIONS
Creations	350,000	1,270,000
Redemptions	(4,660,000)	(11,600,000)
Total increase (decrease) in shares outstanding	(4,310,000)	(10,330,000)

The accompanying notes are an integral part of these financial statements.

6

Core Alternative ETF
Financial Highlights

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.28	$29.37	$30.47	$29.44	$28.77
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.32	0.33	0.31	0.41
Net realized and unrealized gain (loss) on investments(b)	1.25	(3.08)	(1.10)	1.07	0.65
Total from investment operations	1.49	(2.76)	(0.77)	1.38	1.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.33)	(0.33)	(0.35)	(0.39)
Return of capital	(0.02)	—	(0.00)(c)	(0.00)(c)	—
Total distributions	(0.27)	(0.33)	(0.33)	(0.35)	(0.39)
Net asset value, end of year	$27.50	$26.28	$29.37	$30.47	$29.44
TOTAL RETURN	5.73%	−9.42%	−2.55%	4.63%	3.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$60,235	$170,839	$49,434	$303,177	$169,276
Ratio of expenses to average net assets	1.29%	1.18%	1.07%	1.07%	1.07%
Ratio of interest expense to average net assets	0.24%	0.13%	0.02%	0.02%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.92%	1.14%	1.08%	1.02%	1.44%
Portfolio turnover rate(d)	12%	10%	19%	7%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount is less than $(0.005).
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025
1. ORGANIZATION
Core Alternative ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Core Alternative Capital, LLC (“Core Alternative” or the “Adviser”), the Fund’s Investment Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and

8

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of April 30, 2025, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual

9

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2025, the Fund’s fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2025, the Fund’s fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At April 30, 2025, the Fund’s fiscal year end, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits held by the counterparty associated with the Fund’s purchased and written options are presented as deposits at broker

10

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
on the Statement of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statement of Assets and Liabilities. The Fund’s deposits are monitored by the Investment Adviser and counterparty.
The Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of April 30, 2025, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year ended April 30, 2025, were as follows:

Purchased Options	$1,185,732
Written Options	—

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2025:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Purchased Options	$101,318	$ —
Written Options	—	—
	$101,318	$—

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended April 30, 2025:

	Net Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts.	$(3,772,974)	$(1,127,647)	$(2,321,865)	$ —

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Core Alternative, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.05% of the Fund’s average daily net assets. Core Alternative has agreed to pay all expenses of the Fund except the fee paid to Core

11

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Alternative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by the Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the

12

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Return of Capital
Year ended April 30, 2025	$1,062,525	$56,734
Year ended April 30, 2024	3,695,963	—

(1)	Ordinary Income may include short-term capital gains.
At April 30, 2025, the Fund’s fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$56,298,966
Gross Tax Unrealized Appreciation	$8,939,020
Gross Tax Unrealized Depreciation	(5,091,569)
Net Tax Unrealized Appreciation (Depreciation)	3,847,451
Other Accumulated Gain (Loss)	(165,428,108)
Distributable Earnings/(Accumulated Losses)	$(161,580,657)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of Section 1256 contracts.
The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. At April 30, 2025, the Fund had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Core Alternative ETF	$ —	$63,841,893	$101,586,215

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended April 30, 2025, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Total Accumulated Earnings (Losses)	Paid-In Capital
Core Alternative ETF	$ (16,377,221)	$16,377,221

13

CORE ALTERNATIVE ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
6. INVESTMENT TRANSACTIONS
During the year ended April 30, 2025, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Core Alternative ETF.	$21,471,463	$(4,042,415)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended April 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Core Alternative ETF	$13,949,522	$22,656,128	$8,960,785	$116,653,508

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On June 17, 2025, the Fund declared a distribution to shareholders of record on June 18, 2025 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.07	$134,400

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

14

CORE ALTERNATIVE ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Core Alternative ETF
and Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Core Alternative ETF (the “Fund”), as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 27, 2025

15

CORE ALTERNATIVE ETF
ADDITIONAL INFORMATION
April 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
TAX INFORMATION
The Fund designated 100.00% of its ordinary income distribution for the year ended April 30, 2025, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended April 30, 2025, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	July 2, 2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	July 2, 2025

* Print the name and title of each signing officer under his or her signature